Debt - Summary of Senior Notes Outstanding (Detail) - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 507,043,629	$ 510,589,480
U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	150,624,187	164,945,155
Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	83,377,777	53,554,397
Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	114,882,469	129,358,533
Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	47,579,931	51,608,257
Brazilian reais [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	28,499,887	33,673,729
Japanese yen [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	1,542,968	1,924,847
Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	3,582,591	3,964,099
Senior Notes 1 [member] | U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	150,624,187	164,945,155
Senior Notes 1 [member] | Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	83,377,777	53,554,397
Senior Notes 1 [member] | Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	114,882,469	129,358,533
Senior Notes 1 [member] | Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	47,579,931	51,608,257
Senior Notes 1 [member] | Brazilian reais [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	28,499,887	33,673,729
Senior Notes 1 [member] | Japanese yen [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	1,542,968	1,924,847
Senior Notes 1 [member] | Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 3,582,591	$ 3,964,099